Income Taxes - Summary of (Loss) or Income Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Non-Mainland China	¥ (505,068)	$ (73,228)	¥ (2,024,738)	¥ (1,130,036)
Mainland China	471,292	68,331	(3,987,250)	(5,853,841)
(Loss)/Income before income taxes	¥ (33,776)	$ (4,897)	¥ (6,011,988)	¥ (6,983,877)